Commitment and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitment and Contingencies [Abstract]
Commitment and Contingencies

Note 16 — Commitment and Contingencies

The Company may, from time to time, be involved in legal matters arising in the ordinary course of its business. While the Company is not presently subject to any material legal proceedings, there can be no assurance that such matters will not arise in the future or that any such matters in which the Company is involved, or which may arise in the ordinary course of the Company’s business, will not at some point proceed to litigation or that such litigation will not have a material adverse effect on the business, financial condition or results of operations of the Company.

On August 22, 2023, two separate lawsuits were filed against NMI and two of its wholly-owned subsidiaries: Visiontech Group Inc., a California corporation, and Hydroman Inc., a California corporation (collectively referred to as the “Defendants”) by Megaphoton. Megaphoton, a manufacturer and producer of artificial lighting equipment for use in agriculture and industrial applications, filed the lawsuits against the Defendants in Los Angeles Superior Court, asserting that the Defendants have breached a contract/guarantee agreement by failing to pay a total of $6,857,167, as per the terms of these agreements. NMI believes that there is no merit in the complaint and has filed a counter-suit against Megaphoton in Orange County Court, California, seeking affirmative relief on September 22, 2023. On March 5, 2024, Megaphoton filed requests to dismiss the cases against Hydroman and Visiontech in the Superior Court of Los Angeles. Megaphoton refiled in federal court; the Company argue forged signature, fraud and damage with bad product qualities.

On March 1, 2024 NMI was notified of a complaint in San Bernardino Superior Court by Vien Le, its former CFO, who was employed approximately 2 months. The lawsuit claims wrongful discharge, untimely payment of wages and other related items. The Company has retained counsel and believes it will successfully defend against this lawsuit.

On October 22, 2024, Growterra, LLC (“Growterra”) filed a complaint against the Company and the Company’s chief executive officer in the Court of Common Pleas, Hamilton County, Ohio, alleging that it purchased lighting products from the Company, under which the Company would provide Growterra software, IP, and design documentation related to hydroponic containers and identify Growterra as an additional insured on the Company’s product liability insurance. Growterra alleges the Company failed to perform these obligations. Growterra is alleging breach of contract, fraud, and misappropriation of trade secrets as well as related causes of action. Growterra does not state an amount of damages but is also seeking rescission. The Company has been negotiating with Growterra and feels it can defend itself successfully. The Company expects such complaint to be resolved outside of the courts but cannot estimate the outcome of the settlement at this stage.

On October 30, 2024, Visiontech filed a cross-complaint against Beverly Hills View, Inc. (“BHV”) in Los Angeles Superior Court. This action responded to an initial lawsuit filed by BHV on August 29, 2024, in which BHV claimed that the lighting products received were unsuitable for its cannabis growing operation and claiming damages of $2,500,000.

On November 22, 2024, NM Data entered into an investment agreement to acquire 51% of Future Tech for total of $3 million. Future Tech is an Ohio-based company, for the development and construction of a 50MW high density data center and a vertical farming facility in Stryker, Ohio. The closing of the acquisition of FutureTech is subject to Future Tech’s executing an electricity sales and purchase agreement with a certain supplier set forth in the agreement and Future Tech entering into a ten-year lease option to purchase indoor space as set forth in the agreement. Through the date of the report, $700,000   was paid to Future Tech with $2.3 million still to be paid based on closing.

Nasdaq Stock Market LLC (“Nasdaq”) Notification Letters

On January 13, 2025, the Company received notice from Nasdaq indicating that the Nasdaq Hearings Panel (the “Panel”) has determined to delist the Company’s securities from Nasdaq based upon the Company’s non-compliance with Listing Rule 5550(b)(1), Nasdaq’s minimum shareholders’ equity rule. As a result of the Panel’s decision, Nasdaq suspended trading in the Company’s securities effective at the open of trading on Wednesday, January 15, 2025.

Note 17 — Commitment and Contingencies

The Company may, from time to time, be involved in legal matters arising in the ordinary course of its business. While the Company is not presently subject to any material legal proceedings, there can be no assurance that such matters will not arise in the future or that any such matters in which the Company is involved, or which may arise in the ordinary course of the Company’s business, will not at some point proceed to litigation or that such litigation will not have a material adverse effect on the business, financial condition or results of operations of the Company.

On August 22, 2023, two separate lawsuits were filed against NMI and two of its wholly-owned subsidiaries: Visiontech Group Inc., a California corporation, and Hydroman Inc., a California corporation (collectively referred to as the “Defendants”) by Megaphoton. Megaphoton, a manufacturer and producer of artificial lighting equipment for use in agriculture and industrial applications, filed the lawsuits against the Defendants in Los Angeles Superior Court, asserting that the Defendants have breached a contract/guarantee agreement by failing to pay a total of $6,857,167, as per the terms of these agreements. NMI believes that there is no merit in the complaint and has filed a counter-suit against Megaphoton in Orange County Court, California, seeking affirmative relief on September 22, 2023. On March 5, 2024, Megaphoton filed requests to dismiss the cases against Hydroman and Visiontech in the Superior Court of Los Angeles.

On March 1, 2024 NMI was notified of a complaint in San Bernardino Superior Court by Vien Le, its former CFO, who was employed approximately 2 months. The lawsuit claims wrongful discharge, untimely payment of wages and other related items. The Company has retained counsel and believes it will successfully defend against this lawsuit.

On October 22, 2024, Growterra, LLC (“Growterra”) filed a complaint against the Company and the Company’s chief executive officer in the Court of Common Pleas, Hamilton County, Ohio, alleging that it purchased lighting products from the Company, under which the Company would provide Growterra software, IP, and design documentation related to hydroponic containers and identify Growterra as an additional insured on the Company’s product liability insurance. Growterra alleges the Company failed to perform these obligations. Growterra is alleging breach of contract, fraud, and misappropriation of trade secrets as well as related causes of action. Growterra does not state an amount of damages but is also seeking rescission. The Company has not yet answered.

On October 30, 2024, Visiontech filed a cross-complaint against Beverly Hills View, Inc. (“BHV”) in Los Angeles Superior Court. This action responded to an initial lawsuit filed by BHV on August 29, 2024, in which BHV claimed that the lighting products received were unsuitable for its cannabis growing operation and claiming damages of $2,500,000.

On November 22, 2024, NM Data entered into an investment agreement to acquire 51% of Future Tech for total of $3 million. Future Tech is an Ohio-based company, for the development and construction of a 50MW high density data center and a vertical farming facility in Stryker, Ohio. The closing of the acquisition of FutureTech is subject to Future Tech’s executing an electricity sales and purchase agreement with a certain supplier set forth in the agreement and Future Tech entering into a ten-year lease option to purchase indoor space as set forth in the agreement. Through the date of the report, $700,000 was paid to Future Tech with $2.3 million still to be paid based on closing.

Nasdaq Stock Market LLC (“Nasdaq”) Notification Letters

The Company received various Nasdaq notification letters for non-compliance on certain continued listing requirements since April 2024. On October 24, 2024, the Company received a notification letter from with Nasdaq notifying the Company that, as a result of the Company’s failure to regain compliance with Nasdaq’s continued listing requirements under Nasdaq’s Listing Rule 5450(b)(2)(A), requiring the market value of listed securities to be at least $50,000,000 for continued listing (the “MVLS Rule”), and Listing Rule 5450(b)(1)(C) requiring the market value of its publicly held shares to be at least $5,000,000 for continued listing (the “MVPHS Rule”) under Listing Rule 5450(b)(1)(C) (the “MVPHS Rule”) by the previously imposed deadline of October 23, 2024, Nasdaq has determined to delist the Company’s common stock from the Nasdaq Global Market. The Company submitted a hearing request to the Nasdaq Hearings Panel (the “Panel”) to appeal the Staff’s delisting determination.